Convertible Notes Payable (Detail Narrative) - USD ($)			1 Months Ended							3 Months Ended	12 Months Ended
	Dec. 09, 2020	Aug. 04, 2020	Sep. 15, 2020	Jul. 20, 2020	Jun. 23, 2020	Feb. 27, 2020	Feb. 18, 2020	Jun. 17, 2019	Feb. 27, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Conversion price (in dollars per share)												$ 0.800
Value of share converted											$ 1,306,489
Amortization of debt discount											4,197,550	$ 6,821,453
Unamortized debt discount										$ 0	0	47,671
Convertible note payable										13,788,710	13,788,710	11,000,000
Convertible Notes Payable
Debt Instrument [Line Items]
Original issue discount											88,500	336,000
Amortization of debt discount											4,149,879	6,569,124
Unamortized debt discount										362,004	362,004
Convertible note payable										13,426,706	13,426,706
Promissory Note [Member]
Debt Instrument [Line Items]
Note payable, principal amount									$ 2,325,000
Original issue discount									300,000
Consideration									2,025,000
Paid for legal fees									25,000
Securities Purchase Agreement | Convertible Notes Payable
Debt Instrument [Line Items]
Note payable, principal amount							$ 183,600
Note payable, interest rate							6.00%
Note maturity date							May 15, 2021
Purchase price							$ 153,000
Iliad [Member]
Debt Instrument [Line Items]
Value of share converted											$ 539,000
Number of shares converted											53,175,795
Convertible note payable										2,431,841	$ 2,431,841
Accrued interest										14,905	14,905
Iliad [Member] | Securities Purchase Agreement
Debt Instrument [Line Items]
Note payable, principal amount						$ 2,765,983				2,446,746	$ 2,446,746
Note maturity date						Aug. 27, 2020
Maturity date extension fees				$ 1,000
Number of shares converted											53,175,795
Accrued interest										14,905	$ 14,905
Stanley [Member]
Debt Instrument [Line Items]
Note payable, principal amount									$ 1,214,900	1,009,469	1,009,469
Proceeds from related party debt										547,097
Note maturity date									Feb. 09, 2020
Value of share converted											$ 583,889
Number of shares converted											67,282,583
Altcorp [Member] | Series H Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion price (in dollars per share)								$ 10.00
Note maturity date								Dec. 31, 2021
Value of share converted								$ 10,000,000
Number of shares converted								20,000
Surge Holdings [Member]
Debt Instrument [Line Items]
Convertible debt decriptions					On or about June 23, 2020, the Company and AltCorp entered into agreements with SURG and Glen Eagles Acquisition LP (“Glen”) into series of agreements regarding the $4,000,000 SURG Note. (See Note 4) Glen converted in full its $1,000,000 convertible note that was issued by the Company on July 8, 2019 plus $50,000 of accrued interest, into $1,050,000 of a SURG Note via an assignment of a portion ($1,050,000 of a $4,000,000 face value) of the $4,000,000 SURG Note. In addition, the Company entered into a consulting agreement with Glen for which the Company shall pay to Glen $200,000 via an assignment of a portion ($200,000 of a $4,000,000 face value) of the $4,000,000 SURG Note. Glen in turn will convert all its $1,250,000 considerations received into 2,500,000 SURG shares
Redstart Holdings Corp [Member] | Securities Purchase Agreement
Debt Instrument [Line Items]
Note payable, principal amount	$ 100,200	$ 153,600	$ 93,600
Note payable, interest rate	6.00%	6.00%	6.00%
Note maturity date	Dec. 09, 2021	Nov. 03, 2021	Sep. 15, 2021
Purchase price	$ 83,500	$ 128,000	$ 78,000
Power Up [Member]
Debt Instrument [Line Items]
Convertible note payable
Power Up [Member] | Securities Purchase Agreement
Debt Instrument [Line Items]
Note payable, principal amount							183,600
Accrued interest							$ 4,590